Fair Value Measurement - Reconciliation of Beginning and Ending Balances for Level 3 Contingent Liabilities (Detail) - Level 3 - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	$ 32.3	$ 19.9
Additions	1.7
Fair value adjustments	(7.6)	15.0
Balance at end of period	0.9	32.6
Earnout Payments
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payments made for contingent liabilities	(2.3)	$ (2.3)
Change of Control | RSUs | Class A Common Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payments made for contingent liabilities	$ (23.2)